Earnings per share (Tables)	3 Months Ended
Mar. 31, 2018
Earnings per share [abstract]
Schedule of Earnings per Share

	For the three months ended March 31,
	2018	2017
Basic earnings per share
Profit for the period	62.4	48.0
Weighted average Ordinary Shares and Founder Preferred Shares (basic) in millions	175.5	183.6
Basic earnings per share	€0.36	€0.26

	For the three months ended March 31,
	2018	2017
	€m	€m
Diluted earnings per share
Profit for the period	62.4	48.0
Weighted average Ordinary Shares and Founder Preferred Shares (diluted) in millions	175.5	183.7
Diluted earnings per share	€0.36	€0.26